Particulars of Principal Subsidiaries and Equity Investee (Details)	Dec. 31, 2023	Dec. 31, 2022
SHPL | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Equity investee	50.00%	50.00%
HUTCHMED Limited | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	99.75%	99.75%
HUTCHMED International Corporation | US
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	99.75%	99.75%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("HSPL") | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	50.87%	50.87%
Hutchison Healthcare Limited | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	100.00%	100.00%
Hutchison Hain Organic (Hong Kong) Limited ("HHOHK") | HK
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries		50.00%
HUTCHMED Science Nutrition Limited ("HSN") | HK
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries		100.00%